SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies That Relate To The Consolidated Financial Statements As A Whole
Disclosure of significant accounting judgments, estimates and assumptions
The sources of uncertainty identified by the Group are described together with the applicable Note, as follows:

Significant accounting judgement / source of estimation uncertainty	Described in
Revenue recognition	Note 3
Deferred tax assets and uncertain tax positions	Note 8
Provisions and contingent liabilities	Note 7
Impairment of non-current assets	Note 11
Control over subsidiaries	Note 14
Depreciation and amortization of non-current assets	Note 12 and Note 13
Fair value of financial instruments	Note 16
Sale and lease back transactions	Note 12
Measurement of lease liabilities	Note 16